Share Capital (Schedule of Stock Options Activities) (Details)	11 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Jan. 31, 2017 USD ($) shares
Disclosure of classes of share capital [abstract]
Outstanding - beginning of period | shares	20,962,002	18,975,002
Granted | shares	2,142,000	5,502,000
Expired | shares	(1,445,000)	(3,515,000)
Outstanding - end of period | shares	21,659,002	20,962,002
Weighted average exercise price outstanding at December 31, 2017 | $	$ 1.1	$ 1.29
Granted | $	0.62	0.76
Expired | $	2.19	1.64
Weighted average exercise price outstanding at December 31, 2017 | $	$ 0.98	$ 1.1